Investment Objectives and Goals	Dec. 31, 2025
Lazard Hybrid Financial Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Hybrid Financial Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks maximum total return from a combination of capital appreciation and current income.
Lazard Non-Dollar Active Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Non-Dollar Active Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks high current income, with capital appreciation as a secondary objective.
Lazard US High Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US High Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks maximum total return from a combination of capital appreciation and current income.